LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

NOTE 9 – LEASES

A.	The components of operating lease cost for the years ended December 31, 2023 and 2022 were as follows:

	December 31,
	2023	2022

Operating lease costs	54,723	80,501

B.	Supplemental cash flow information related to operating leases was as follows:

	December 31,
	2023	2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	51,353	62,679
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	15,709	47,280

C.	Supplemental balance sheet information related to operating leases was as follows:

	December 31,
	2023	2022

Operating leases:
Operating leases right-of-use asset	56,568	121,855

Current operating lease liabilities	40,515	66,311
Non-current operating lease liabilities	7,181	40,023
Total operating lease liabilities	47,696	106,334

Weighted average remaining lease term (years)	1.08	1.78

Weighted average discount rate	4%	4%

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 9 – LEASES (continue)

D.	Future minimum lease payments under non-cancellable leases as of December 31, 2023 were as follows:

2023

2024	41,233
2025	7,739
Total operating lease payments	48,972
Less: imputed interest	(1,276)
Present value of lease liabilities	47,696

In September 2021, the Company signed a lease agreement for an office and operational space in Neve Yarak, lsrael for a period of 1 year with monthly payments of $2,000 and an option to extend the agreement for an additional 2 years with monthly payment of $2,500 in the first option period and $2,750 in the second option period. The Company exercised its option to extend the lease agreement for an additional 2 years.

A right-of-use assets in the amount of $152,472 and lease liabilities in the amount of 152,472 have been recognized in the balance sheet in respect of these leases.

In December 2021, the Company signed a car rental lease agreement for a period of 3 years with monthly payments of $950. A lease right-of-use asset and a related liability in the amount of $34,362 have been recognized in the balance sheet in respect of this lease. During August 2023, the Company terminated the lease agreement.

On December 15, 2021, the Company entered into a lease agreement for office space in Miami (the “Miami Lease”). The Miami Lease is for a period of 1 year with monthly payments of $600 and an option to extend the agreement for an additional 1 year with monthly payments of $630. A lease right-of-use asset and a related liability in the amount of $14,633 have been recognized in the balance sheet in respect of this lease. The Company exercised its option to extend the lease agreement for an additional year. On December 15, 2023, the Company entered into a new lease agreement for office space in Miami for a period of 1 year with monthly payments of $670 and an option to extend the agreement for an additional 1 year with monthly payments of $704. A lease right-of-use asset and a related liability in the amount of $15,709 have been recognized in the balance sheet in respect of this lease.

In January 2022, the Company signed a car rental lease agreement for a period of 3 years with monthly payments of $1,300. A lease right-of-use asset and a related liability in the amount of $47,280 have been recognized in the balance sheet in respect of this lease.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)